The Cushing® NextGen Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

	Shares	Fair Value
Common Stock - 81.3%
Aerospace & Defense - 0.5%
United States - 0.5%
Tellurian Inc. (1)	33,082	$105,532

Cloud Services - 1.1%
United States - 1.1%
Microsoft Corporation	700	211,316

Communication Services - 1.0%
Italy - 1.0%
Infrastrutture Wireless Italiane SpA	16,008	190,337

Data Centers - 2.2%
Cayman Islands - 2.2%
Chindata Group Holdings Ltd (1)	35,019	416,026

Electric Vehicle Charging - 1.0%
United States - 1.0%
Chargepoint Holdings Inc. (1)	8,993	190,202

Freight Rail - 4.6%
United States - 4.6%
CSX Corp.	27,518	895,161

Hydrogen Equipment - 0.6%
Norway - 0.6%
Nel ASA (1)	68,903	113,210

Industrials - 1.8%
United States - 1.8%
Plug Power, Inc. (1)	13,009	339,015

Integrated Utility - 3.7%
Chile - 0.6%
Enel Americas SA	16,241	113,362
France - 1.4%
Electricite de France S.A.	20,705	280,534
Italy - 1.7%
Enel Societa Per Azioni	35,565	321,508
		715,404
IT Services - 11.3%
Cayman Islands - 10.7%
21Vianet Group, Inc. (1)	54,922	1,086,906
GDS Holdings Limited (1)	16,524	966,323
Spain - 0.6%
Amadeus IT Group (1)	2,000	122,137
		2,175,366
Large Cap Diversified - 2.1%
United States - 2.1%
Kinder Morgan, Inc.	25,046	407,498

Natural Gas Gatherers & Processors - 2.3%
United States - 2.3%
New Fortress Energy, Inc.	7,422	217,984
Targa Resources Corporation	5,293	232,469
		450,453
Natural Gas Transportation & Storage - 1.2%
United States - 1.2%
Equitrans Midstream Corporation	27,600	240,948

Other Renewable Generation - 0.7%
United States - 0.7%
Bloom Energy Corporation (1)	6,000	128,520

Power Management - 3.0%
United States - 3.0%
Itron Inc. (1)	6,805	571,688

Railroads - 5.2%
United States - 5.2%
Norfolk Southern Corporation	700	177,478
Union Pacific Corporation	3,794	822,691
		1,000,169
Renewable Distribution - 3.6%
Spain - 1.0%
Iberdrola S A	3,991	198,432
United States - 2.6%
NextEra Energy, Inc.	6,000	503,940
		702,372
Solar Developer - 3.3%
Mauritius - 3.3%
Azure Power Global Ltd (1)	28,387	637,572

Solar Energy Equipment - 11.3%
United States - 11.3%
Array Technologies Inc. (1)	33,594	640,638
Enphase Energy, Inc. (1)	2,300	399,579
Solaredge Technologies, Inc. (1)	2,394	693,733
Sunrun, Inc. (1)	10,169	449,978
		2,183,928
Solar Generation - 3.5%
Spain - 3.5%
Solaria Energia y Medio Ambiente, SA (1)	34,000	674,444

Solar Materials - 1.6%
China - 1.6%
JinkoSolar Holding Co., Ltd. (1)	6,199	304,991

Tollroads - 1.4%
Italy - 1.4%
Atlantia Spa (1)	14,070	263,734

Utilities - 7.0%
France - 6.0%
ENGIE	16,000	229,197
Suez SA	25,000	580,043
Veolia Environnement SA	10,000	343,008
United States - 1.0%
AES Corporation	8,500	202,895
		1,355,143
Yield Co - 7.3%
United Kingdom - 7.3%
Atlantica Sustainable Infrastructure plc	21,000	789,810
Clearway Energy, Inc.	19,901	624,692
		1,414,502
Total Common Stock (Cost $14,358,077)		$15,687,531

Master Limited Partnerships and Related Companies - 14.5%	Units	Fair Value
Crude Oil & Refined Products - 2.8%
United States - 2.8%
Magellan Midstream Partners, L.P.	11,079	$545,198

Large Cap Diversified C Corps - 2.3%
United States - 2.3%
Plains GP Holdings, L.P.	44,572	435,023

Large Cap MLP - 6.4%
United States - 6.4%
Energy Transfer, L.P.	42,500	395,250
MPLX, L.P.	30,003	843,684
		1,238,934
Natural Gas Gatherers & Processors - 3.0%
United States - 3.0%
DCP Midstream L.P.	22,145	577,099
Total Master Limited Partnerships (Cost $2,247,514)		$2,796,254

	Shares	Fair Value
Real Estate Investment Trusts - 2.4%
Data Centers - 2.4%
Singapore - 2.4%
Keppel DC REIT	253,473	$471,332
Total Real Estate Investment Trusts (Cost $369,483)		$471,332

	Shares	Fair Value
Short-Term Investments - Investment Companies - 1.0%
United States - 1.0%
First American Government Obligations Fund - Class X, 0.01%(2)	96,601	$96,601
First American Treasury Obligations Fund - Class X, 0.03%(2)	96,600	96,600
Total Short-Term Investments (Cost $193,201)		$193,201

Total Investments - 99.2% (Cost $17,168,275)		$19,148,318
Other Assets in Excess of Liabilities - (0.4)%		147,972
Total Net Assets Applicable to Unitholders - 100.0%		$19,296,290

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended August 31, 2021. As such, it is classified as a non-income producing security as of August 31, 2021.
(2)	Rate reported is the current yield as of August 31, 2021.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$15,687,531	$15,687,531	$-	$-
Master Limited Partnerships and Related Companies (a)	2,796,254	2,796,254	-	-
Real Estate Investment Trusts (a)	471,332	471,332	-	-
Total Equity Securities	18,955,117	18,955,117	-	-
Other
Short Term Investments (a)	193,201	193,201	-	-
Total Other	193,201	193,201	-	-
Total Assets	$19,148,318	$19,148,318	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2021.